S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 28, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:
Individual	Entity	Entity’s Business	Affiliation
Iris Zhao	Future Fintech Group, Inc.	Financial Services	Chief Investment Officer
Mingjie Zhao	Shineco, Inc.	Medical Products	Chairman
	Future FinTech Group, Inc.	Financial Services	Director
	Hua Yang, Inc.	Real Estate Development	Director
Sam Tan	FSR Group Pte Ltd (Singapore) Blocktrade SA (Luxembourg) BioNexus Gene Lab Corp	Financial Services Cryptocurrency Exchange Healthcare	Director & Owner Director & Owner Chief Executive Officer
Shihao Liu	Cornerstone Financial Holdings Limited	Financial Services	Director
Francis A. Braun III	Stout	Financial Services	Senior Advisor
	CrossCountry Consulting	Financial Services	Advisory Council
	SHF Holdings, Inc.	Financial Services	Chair of the Audit Committee
	Polaryx Therapeutics, Inc. Crown Bank	Healthcare Financial Services	Chair of the Audit Committee Chair of the Audit Committee